Putnam Asset Allocation Funds
                          One Post Office Square
                       Boston, Massachusetts  02109


                             November 21, 1995


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004
Via EDGAR

RE: Rule 24f-2 Notice for Putnam Asset Allocation Funds (the
    "Trust"): Growth Portfolio, Balanced Portfolio and
    Conservative Portfolio (Reg. No. 33-51017) (the "Funds")

Ladies and Gentlemen:

      Pursuant to Rule 24f-2 under the Investment Company Act of
1940, you are hereby notified as follows:

      (a) the fiscal year of the Trust for which this notice is filed is the year ended September 30, 1995.

      (b) the number or amount of securities of the Trust which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold at the beginning of the year was: NONE.

      (c) the number or amount of securities of the Trust registered during such fiscal year other than pursuant to Rule 24f-2 was: NONE.

      (d) the number or amount of securities of the Trust sold during such fiscal year was: 61,758,948 shares.

      (e) the number or amount of securities of the Trust sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2 was: 61,758,948 shares.*

      We are including in this filing, as an exhibit, an opinion of counsel for the Trust to the effect that the securities, the registration of which this notice makes definite in number, were legally issued, fully paid and non-assessable. The amount of the filing fee required by Rule 24f-2(c) was wired on November 21, 1995, to the Commission's lockbox at the Mellon Bank, American Bankers' Association number 043000261, SEC Account Number: 910-8729.

Securities and Exchange Commission
November 21, 1995
Page Two

                             Very truly yours,

                             Putnam Asset Allocation Funds -
                             Growth Portfolio, Balanced
                             Portfolio and Conservative
                             Portfolio


                             By: -------------------------
                             John D. Hughes
                             Vice President and Treasurer


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*Calculation of filing fee pursuant to Rule 24f-2(c):




(1)  Aggregate sales price of securities
          sold pursuant to Rule 24f-2 during
          the fiscal year (see Para. (e) above):

$                                                               545,399,380


(2) (a) Aggregate redemption or repurchase price of securities redeemed or repurchased during fiscal year:

$                                                               189,013,971


   (b) Amount previously applied
       during fiscal year:


NONE


   (c) Available credit:

$189,013,971


   (d) Amount of available credit
       applied in this notice:

$                                                             189,013,971



-                                                           -------------


(3)     Securities deemed sold for filing
     fee calculation:

$                                                               356,385,409


4)   Filing fee due:  (1/29 of 1% of #3):
$                                                                122,891.52






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